Material Accounting Policies	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
Material Accounting Policies	Material Accounting Policies
3.1 Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Company controls an investee if and only if the Company has:
•Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)
•Exposure, or rights, to variable returns from its involvement with the investee, and
•The ability to use its power over the investee to affect its returns

When the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
•The contractual arrangement with the other vote holders of the investee
•Rights arising from other contractual arrangements
•The Company’s voting rights and potential voting rights
The Company re-assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, revenues and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies. All intra-group assets and liabilities, equity, revenues, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it:
•Derecognizes the assets (including goodwill) and liabilities of the subsidiary
•Derecognizes the carrying amount of any non-controlling interests
•Derecognizes the cumulative translation differences recorded in equity
•Recognizes the fair value of the consideration received
•Recognizes the fair value of any investment retained
•Recognizes any surplus or deficit in profit or loss
•Reclassifies the parent’s share of components previously recognized in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Company had directly disposed of the related assets or liabilities.
3.1.1 Acquisitions of non-controlling interests
Acquisitions of non-controlling interests are accounted for as transactions with owners in their capacity as owners and therefore they are recognized entirely in equity without applying acquisition accounting. Adjustments to non-controlling interests arising from transactions that do not involve the loss of control are measured at carrying amount and reflected equity as part of additional paid-in capital.
3.2 Business combinations
Business combinations are accounted for using the acquisition method at the acquisition date, which is the date on which control is transferred to the Company. When evaluating control, the Company considers substantive potential voting rights. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the Company’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets of the acquiree and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Company’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Costs, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration payable is recognized at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes to the fair value of the contingent consideration are recognized in consolidated net income.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete and discloses that its allocation is preliminary in nature. Those provisional amounts are adjusted during the measurement period (not greater than 12 months from the acquisition date), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Sometimes obtaining control of an acquiree in which equity interest is held immediately before the acquisition date is considered as a business combination achieved in stages also referred to as a step acquisition. The Company re-measures its previously held equity interest in the acquiree at its acquisition-date fair value and recognizes the resulting gain or loss, if any, in profit or loss. Also, the changes in the value of equity interest in the acquiree recognized in other comprehensive income shall be recognized on the same basis as required if the Company had disposed directly of the previously held equity interest.

The Company sometimes obtains control of an acquiree without transferring consideration. The acquisition method of accounting for a business combination applies to those combinations, which may take the following forms:
i.The acquiree repurchases a sufficient number of its own shares for the Company to obtain control.
i.Minority veto rights expire that previously kept the Company from controlling an acquiree in which it held the majority voting rights.
ii.The Company and the acquiree agree to combine their businesses by contract in which it transfers no consideration in exchange for control and no equity interest is held in the acquiree, either on the acquisition date or previously.
3.3 Foreign currencies and consolidation of foreign operations investments in associates and joint ventures
In preparing the financial statements of each individual foreign operation, associate and joint venture, transactions in currencies other than the individual entity’s functional currency (foreign currencies) are recognized at the exchange rates prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are remeasured at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not re-measured.

Exchange differences on monetary items are recognized in profit or loss in the period in which they arise except for:
•The variations in the net investment in foreign operations generated by exchange rate fluctuation are included in other comprehensive income, which is recorded in equity as part of the cumulative exchange differences on translation of foreign operations and associates within the accumulated other comprehensive income.
•Exchange differences on transactions entered into in order to hedge certain foreign currency risks.

Foreign exchange differences on monetary items are recognized in profit or loss. Their classification in the consolidated income statement depends on their nature. Differences arising from fluctuations related to operating activities are presented in the “other expenses” line (see Note 18) while fluctuations related to non-operating activities such as financing activities are presented as part of “foreign exchange income (loss)” line in the consolidated income statement.

For incorporation into the Company’s consolidated financial statements, each foreign operation, associate or joint venture’s individual financial statements are translated into Mexican pesos, as follows:
•For hyperinflationary economic environments, the inflation effects of the origin country are recognized pursuant to IAS 29 Financial Reporting in Hyperinflationary Economies, and subsequently translated into Mexican pesos using the year-end exchange rate for the consolidated statements of financial position and consolidated income statement and comprehensive income; and
•For non-hyperinflationary economic environments, assets and liabilities are translated into Mexican pesos using the year-end exchange rate, equity is translated into Mexican pesos using the historical exchange rate, and the consolidated income statement and comprehensive income is translated using the exchange rate at the date of each transaction. The Company uses the average exchange rate of each month only if the exchange rate does not fluctuate significantly.

In addition, in relation to a partial disposal of a subsidiary that does not result in the Company losing control over the subsidiary, the proportionate share of exchange differences on translation of foreign operations and associates are re-attributed to non-controlling interests and are not recognized in profit or loss. For all other partial disposals (i.e., partial disposals of associates or joint ventures that do not result in the Company losing significant influence or joint control), the proportionate share of the exchange differences on translation of foreign operations and associates is reclassified to profit or loss.

Goodwill and fair value adjustments on identifiable assets and liabilities acquired arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the rate of exchange prevailing at the end of each reporting period. Foreign exchange differences are recognized in equity as part of the exchange differences on translation of foreign operations and associates.

The translation of assets and liabilities denominated in foreign currencies into Mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in Mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported Mexican peso value in equity to its shareholders.

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
		Average Exchange Rate for			Exchange Rate as of December 31,
Country or Zone	Functional currency	2024	2023	2022	2024	2023
Mexico	Mexican peso	1.00	1.00	1.00	1.00	1.00
Guatemala	Quetzal	2.36	2.27	2.60	2.63	2.16
Costa Rica	Colon	0.04	0.03	0.03	0.04	0.03
Panama	Balboa	18.30	17.77	20.13	20.27	16.89
Colombia	Colombian peso	0.005	0.004	0.005	0.005	0.004
Nicaragua	Cordoba	0.50	0.49	0.56	0.55	0.46
Argentina	Argentine peso	0.02	0.07	0.16	0.02	0.02
Brazil	Real	3.39	3.56	3.90	3.27	3.49
Uruguay	Uruguayan peso	0.45	0.46	0.49	0.46	0.43
(1)Exchange rates published by the central bank of each country
3.4 Recognition of the effects of inflation in countries with hyperinflationary economic environments
The Company recognizes the effects of inflation on the financial information of its subsidiaries that operate in hyperinflationary economic environments (when cumulative inflation of the three preceding years is approaching, or exceeds, 100% or more in addition to other qualitative factors), which consists of:

•Using inflation factors to restate non-monetary assets, such as inventories, property, plant and equipment, net, intangible assets, net, including related costs and expenses when such assets are consumed or depreciated.

•Applying the appropriate inflation factors to restate capital stock, additional paid-in capital, net income, retained earnings and items of other comprehensive income by the necessary amount to maintain the purchasing power equivalent in the currency of the subsidiary on the dates such capital was contributed, or income was generated up to the date the consolidated financial statements are presented; and

•Recognizing the monetary position gain or loss in the consolidated income statement in the caption “Gain on monetary position for subsidiaries in hyperinflationary economies”.
Beginning on July 1, 2018, Argentina became a hyperinflationary economy because, among some other economic factors, the last three years’ cumulative inflation in Argentina exceeded 100% according to the several economic indexes that exist in the country. The financial information for our Argentine subsidiary has been adjusted to recognize the inflationary effects since January 1, 2018.

The Company restates the financial information of its Argentinian subsidiary using the Consumer Price Index (“CPI”) of such country.

The (“FACPCE”) (Federacion Argentina de Consejos Profesionales de Ciencias Economicas) approved on September 29, 2018 and published on October 5, 2018, a resolution which defines, among other things, that the index price to determine the restatement coefficient (Based on a series that applies the (“CPI”) from January with the Wholesale Domestic Price Index (“WDPI) until this date, and computing November and December 2015 using the CPI- of Ciudad del Gran Buenos Aires (“CGBA”) variation).
As of December 31, 2024, 2023, and 2022, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2022-2024	Type of Economy	Cumulative Inflation 2021-2023	Type of Economy	Cumulative Inflation 2020-2022	Type of Economy
Mexico	17.6%	Non-hyperinflationary	21.1%	Non-hyperinflationary	19.4%	Non-hyperinflationary
Guatemala	15.7%	Non-hyperinflationary	17.3%	Non-hyperinflationary	18.0%	Non-hyperinflationary
Costa Rica	6.9%	Non-hyperinflationary	9.5%	Non-hyperinflationary	12.4%	Non-hyperinflationary
Panama	3.8%	Non-hyperinflationary	6.7%	Non-hyperinflationary	3.1%	Non-hyperinflationary
Colombia	30.0%	Non-hyperinflationary	30.6%	Non-hyperinflationary	21.4%	Non-hyperinflationary
Nicaragua	21.2%	Non-hyperinflationary	26.3%	Non-hyperinflationary	23.1%	Non-hyperinflationary
Argentina	1221.0%	Hyperinflationary	815.6%	Hyperinflationary	300.3%	Hyperinflationary
Brazil	16.0%	Non-hyperinflationary	21.8%	Non-hyperinflationary	21.7%	Non-hyperinflationary
Uruguay	20.1%	Non-hyperinflationary	22.9%	Non-hyperinflationary	27.9%	Non-hyperinflationary
3.5 Cash and cash equivalents
Cash consists of deposits in bank accounts which generate interest on the available balance. Cash equivalents are mainly represented by short-term bank deposits and fixed income investments (overnight), both with maturities of three months or less and their carrying values approximate fair value.
The Company also maintains restricted cash held as collateral to meet certain contractual obligations (see Note 7.2). Restricted cash is presented within other current financial assets given that the restrictions are short-term in nature.
3.6 Financial assets
Financial assets are classified within the following business models depending on Management’s objective: (i) "held to maturity to collect contractual cash flows", (ii) "held to collect contractual cash flows and sell financial assets" and (iii) "Others or held for trading" or as derivatives assigned in hedging instruments with an effective hedge, as appropriate. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition.

The Company performs a portfolio – level assessment of the business model objective for which a financial asset is held to reflect the best way in which the business manages the financial asset and the way the information is provided to the management of the Company. The information that is considered within the evaluation includes:

•The policies and objectives of the Company in relation to the portfolio and the practical implementation of said policies;
•Performance and evaluation of the Company's portfolio including accounts receivable;
•Risks that affect the performance of the business model and how those risks are managed;
•Any compensation related to the performance of the portfolio; and
•Frequency, volume and timing of sales of financial assets in previous periods together with the reasons for said sales and expectations regarding future sales activities.
The Company's financial assets include cash, cash equivalents and restricted cash, investments with maturities of more than three months and accounts receivable, derivative financial instruments and other financial assets.

For the initial recognition of a financial asset, the Company measures it at fair value plus the transaction costs that are directly attributable to the purchase, unless the asset is measured at fair value through profit or loss, in which case, transaction costs are booked in the consolidation income statement. Accounts receivable that do not have a significant financing component are measured and recognized at the transaction price. The rest of the financial assets are recognized only when the Company is a party to the contractual provisions of the instrument.

The fair value of a financial asset is measured using assumptions that would be used by market participants when valuing the asset, assuming that market participants act in their best economic interest.
The financial assets are classified at initial recognition as measured at: amortized cost, fair value with changes in other comprehensive income – debt or equity investments – and fair value through profit or loss. The classification depends on the objective by which the financial asset is acquired.

Financial assets are not reclassified after their initial recognition unless the Company changes the business model to manage the financial assets; in which case, all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
3.6.1 Financial assets at amortized cost
A financial asset is measured at amortized cost if it meets the following two conditions and is not designated as fair value through profit and loss (“FVTPL”):
•Its business model is to hold it to maturity to collect contractual cash flows; and
•The contractual terms are only payments at specified dates of the principal and interest on the amount of the outstanding principal, or solely payments of principal and interest (“SPPI”).
The amortized cost of a financial asset is the amount of the initial recognition minus the principal payments, plus or minus the accumulated amortization using the effective interest rate method of any difference between the initial amount and the amount as of the maturity and, adjusted for impairment loss. The financial product, exchange fluctuation and impairment are recognized in results. Any profit or loss is also recognized in the same way in results.
3.6.1.1 Effective interest rate method (“ERR”)
The effective interest rate method is a method to calculate the amortized cost of loans, accounts receivable and other financial assets (designated as held-to-maturity) and to allocate interest income / expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees paid or received that represents an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or (where appropriate) a shorter period, to the net carrying amount on the initial recognition.
3.6.2 Financial assets at fair value with changes in other comprehensive income (“FVOCI”)
A financial asset is measured as FVOCI if it meets the following two conditions and isn’t designated as FVTPL:
•Its business model is to hold it to maturity to collect contractual cash flows and sells; and
•The contractual terms are solely principal and interest payment.
These assets are subsequently measured at fair value. The financial product calculated using the Internal Rate of return (“IRR”), the exchange rate fluctuation and the impairment are recognized in profit and loss. Other gains and losses, related to changes in fair value are recognized in OCI. In cases of derecognition or reclassification, the accumulated gains and losses in OCI are reclassified to profit and loss.

In the initial recognition of an equity instrument that is not held for trading, under the "other" business model, the Company may irrevocably choose to present changes in the fair value of the investment in OCI. This choice is made at the level of each investment. Equity instruments are subsequently measured at fair value. Dividends are recognized as profit in profit and loss unless the dividend clearly represents a recovery part of the investment cost. Other net gains and losses, related to changes in fair value, are recognized in OCI and are not reclassified to consolidated net income in subsequent periods.
3.6.3 Financial assets at fair value through profit and loss (“FVTPL”)
Financial assets designated as FVTPL include financial assets held for trading and financial assets designated at initial recognition as FVTPL. Financial assets are classified as held for trading if they are acquired to be sold in the short term. Derivatives, including embedded derivatives are also designated as held for trading unless they are designated as effective hedging instruments as defined in IFRS 9. Financial assets as FVTPL are recorded in the consolidated statements of financial position at fair value with the net changes in the fair value presented as interest expense (negative changes in fair value) or interest income (positive net changes in fair value) in the consolidated income statement.
3.6.4 Evaluation that contractual cash flows are SPPI
In order to classify a financial asset within one of the three different categories, the Company determines whether the contractual cash flows of the asset are solely principal and interest payments. The Company considers the contractual terms of the financial instrument and whether the financial asset contains any contractual term that could change the timing or amount of the contractual cash flows in such a way that it would not meet the SPPI criteria. To make this evaluation, the Company considers the following:

•Contingent events that would change the cash flows amount or timing;
•Terms that can adjust the contractual coupon rate, including variable interest rate characteristics;
•Payment and extension features; and
•Characteristics that limit the Company's right to obtain cash flows from certain assets.
A prepayment feature is consistent with the characteristics of SPPIs if the prepayment amount substantially represents the amounts of the unpaid principal and interest, which can include reasonable compensation for early termination of the contract. Additionally, a financial asset with a prepayment feature that is acquired or originated with a premium or discount to its contractual amount is consistent with the characteristics of SPPI if at initial recognition the fair value of the prepaid characteristic is insignificant and the prepayment amount represents substantially the contractual amount and accrued interest (but not paid); which may include additional compensation for the early contract termination..
3.6.5 Loans and receivables
Loans and receivables are non-derivative financial instruments with fixed or determinable payments that are not quoted in an active market. Loans and receivables with a stated term (including trade and other receivables) are measured at amortized cost using the effective interest method, less any impairment.
Interest income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial. For the years ended December 31, 2024, 2023 and 2022 the interest income on loans and receivables recognized in the interest income line item within the consolidated income statements is Ps. 1, Ps. 1 and Ps. —, respectively.
3.6.6 Other financial assets
Other financial assets include investments in other entities and derivative financial instruments. Other financial assets with a stated term are measured at amortized cost using the effective interest method, less any impairment.
3.6.7 Financial assets impairment
The Company recognizes impairment due to expected credit loss (“ECL”) for financial assets measured at amortized cost and reduces the carrying amount.
Impairment losses on accounts receivable are always measured at an amount equal to ECL for the remaining life, whether or not it has a significant financing component.
In determining whether the credit risk of a financial asset has increased significantly since initial recognition and estimating the ECL, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes qualitative and quantitative information and analysis, based on historical experience and an informed credit assessment of the Company.
The impairment loss is a weighted estimate of the probability of expected loss. The amount of impairment loss is measured as the present value of any lack of liquidity (the difference between the contractual cash flows that correspond to the Company and the cash flows that management expects to receive). The expected credit loss is discounted using the original financial asset effective interest rate.
The Company annually evaluates the reasonableness to determine if there was objective evidence of impairment. Some objective evidence that financial assets were impaired includes:
•Non-payment or delinquency of a debtor;
•Restructuring of an amount corresponding to the Company under terms that the Company would not otherwise consider;
•Indicators that a debtor or client will enter into bankruptcy;
•Adverse changes in the status of debtor or client payments;
•The disappearance of an active market for an instrument due to financial difficulties; or
•Evident information indicating that there was a measurable decrease in the expected cash flows of a group of financial assets.
For an investment in an equity instrument, objective evidence of impairment includes a significant or prolonged decrease in its fair value lower than the carrying amount.
The impairment loss on financial assets measured at amortized cost is recognized in the consolidated income statement reducing the carrying amount, and for financial assets measured at FVOCI, the impairment loss is recognized within OCI.
3.6.8 Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:
•The rights to receive cash flows from the financial asset have expired; or
•The Company has transferred its rights to receive the asset cash flows or has assumed an obligation to pay the full received cash flows without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred or retained substantially all the asset risks and benefits, but has transferred control of the asset.
3.6.9 Offsetting of financial instruments
Financial assets are required to be offset against financial liabilities and the net amount reported in the consolidated statement of financial position if, and only if the Company:
•Currently has an enforceable legal right to offset the recognized amounts; and
•Intends to settle on a net basis, or to realize the assets and settle the liabilities simultaneously
3.7 Derivative financial instruments
The Company is exposed to different risks related to cash flows, liquidity, market and third-party credit. As a result, the Company contracts different derivative financial instruments in order to reduce its exposure to the risk of exchange rate fluctuations between the U.S. Dollar and other currencies, and interest rate fluctuations associated with its borrowings denominated in foreign currencies and the exposure to the risk of fluctuation in the costs of certain raw materials.

The Company recognizes derivative financial instruments and hedging activities in the consolidated statement of financial position as either an asset or liability measured at fair value, considering quoted prices in recognized markets. If such instruments are not traded in a formal market, fair value is determined by applying techniques based upon technical models supported by sufficient, reliable and verifiable market data, recognized in the financial sector. Management believes that the chosen valuation techniques and assumptions used are appropriate in determining the fair value of financial instruments. Changes in the fair value of derivative financial instruments are recorded each year in current earnings or otherwise as a component of cumulative other comprehensive income based on the item being hedged and the effectiveness of the hedge.
3.7.1 Hedge accounting
The Company designates certain hedging instruments, which include derivatives to cover foreign currency risk, as either cash flow hedges, fair value hedges or hedges of net investment in a foreign business. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.
At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk.

To qualify for hedge accounting, the hedging relationship must meet all of the following requirements:
• there is an economic relationship between the hedged item and the hedging instrument
• the effect of credit risk does not dominate the value changes that result from that economic relationship, and
• the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the entity actually hedges and the quantity of the hedging instrument that the entity actually uses to hedge that quantity of hedged item.
3.7.2 Cash flow hedges
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in OCI under the heading “valuation of the effective portion of derivative financial instruments”. The gain or loss relating to the ineffective portion is recognized immediately in consolidated net income and is included in the “market value gain (loss) on financial instruments” line item within the consolidated income statements.
Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to consolidated net income in the periods when the hedged item is recognized in profit and loss, in the same line of the consolidated statement of income as the recognized hedged item.

Hedge accounting is discontinued when the Company revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognized in other comprehensive income and accumulated in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in consolidated net income. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in consolidated net income.
3.7.3 Fair value hedge
For hedge items carried at fair value the change in the fair value of a hedging derivative is recognized in profit and loss as foreign exchange gain or loss, as they relate to foreign currency risk. The change in the fair value of the hedged item attributable to the risk hedged is recorded as part of the carrying value of the hedged item and is also recognized in the consolidated income statement as “foreign exchange gain or loss”.

For fair value hedges relating to items carried at amortized cost, change in the fair value of the effective portion of the hedge is recognized first as an adjustment to the carrying value of the hedged item and then any adjustment to carrying value is amortized through profit or loss over the remaining term of the hedge using the effective interest rate (EIR) method. EIR amortization may begin as soon as an adjustment exists and no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged. If the hedged item is derecognized, the unamortized fair value is recognized immediately in profit or loss.

When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.
3.7.4 Hedge of net investment in a foreign business
The Company designates certain derivatives as a hedge of its net investment in foreign operations and applies hedge accounting to foreign currency differences arising between the functional currency of its investments abroad and the functional currency of the holding company (Mexican peso), regardless of whether the net investment is held directly or through a sub-holding. Differences in foreign currency that arise in the conversion of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in other comprehensive income in the exchange differences on the translation of foreign operations and associates, to the extent that the hedge is effective. To the extent that the hedge is ineffective, such differences are recognized as market value gain or loss on financial instruments within the consolidated income statements. When part of the hedge of a net investment is disposed, the corresponding accumulated foreign currency translation effect is recognized as part of the gain or loss on disposal within the consolidated income statement. During 2022, the Company designated certain derivatives as a hedge for its net investment in foreign operations and applied hedging accounting to foreign currency differences that arose between the functional currency of its foreign investments and the controlling company's functional currency (Mexican peso). As of December 31, 2024 and 2023, the Company does not have net investment hedges in foreign operations.
3.8 Fair value measurement
The Company measures financial instruments, such as derivatives, and certain non-financial assets such as trust assets of labor obligations at fair value at each balance sheet date. Also, fair values of bank loans and notes payable measured at amortized cost are disclosed in Note 17.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability, or
•In the absence of a principal market, in the most advantageous market for the asset or liability
A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
•Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3: unobservable inputs for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
The Company determines the policies and procedures for both recurring fair value measurement, such as those described in Note 19 and unquoted liabilities such as debt described in Note 17.
For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.
3.9 Inventories and cost of goods sold
Inventories represent the acquisition or production cost that is incurred when purchasing or producing a product, and are based on the weighted average cost formula.

Inventories are measured at the lower of cost and net realizable value. Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale.

Costs of goods sold includes expenses related to the purchase of raw materials used in the production process, as well as labor costs (wages and other benefits), depreciation of production facilities, equipment and other costs, including fuel, electricity, equipment maintenance and inspection.

Management makes judgments regarding write-downs to determine the net realizable value of the inventory. These write-downs consider factors such as age and condition of goods as recent market data to assess the estimated future demand for goods.
3.10 Other current assets
Other current assets, which will be realized within a period of less than one year from the reporting date, are comprised of prepaid assets, and agreements with customers.
Prepaid assets principally consist of, advertising, promotional and insurance premiums paid in advance, and are recognized as other current assets at the time of the cash disbursement, and are derecognized from the consolidated statement of financial position and recognized in the appropriate consolidated income statement caption when the risks and rewards of the related goods have been transferred to the Company or services have been received, respectively.
The Company has prepaid advertising costs which consist of television and radio advertising airtime paid in advance. These prepaid costs are generally amortized over the period based on the transmission of the television and radio spots. The related production costs are recognized in the consolidated income statement as incurred.

The Company has agreements with customers for the right to sell and promote the Company’s products over a certain period. The majority of these agreements have terms of more than one year, and the related costs are amortized using the straight-line method over the term of the contract and deducted from the Net sales as consideration payable to customers. During the years ended December 31, 2024, 2023 and 2022, such amortization aggregated to Ps. 258, Ps. 304 and Ps. 295, respectively.

3.11 Investments accounted for using the equity method
3.11.1 Investments in associates

Associates are those entities over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but without control over those policies. Upon loss of significant influence over the associate, the Company remeasures the related asset and any gain or loss is recognized in the consolidated net income. Any residual amount is recognized at fair value.

Investments in associates are accounted for using the equity method and initially recognized at cost, which comprises the investment’s purchase price and any directly attributable expenditure necessary to acquire it. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate since the acquisition date. The financial statements of the associates are prepared for the same reporting period as the Company.

If the Company holds, directly or indirectly, 20% or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20% of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be clearly demonstrated. Decisions regarding the propriety of utilizing the equity method of accounting for a less than 20% owned corporate investee require a careful evaluation of voting rights and their impact on the Company’s ability to exercise significant influence. Management considers the existence of the following circumstances, which may indicate that the Company is able to exercise significant influence over a less than 20% owned corporate investee:

• representation on the board of directors or equivalent governing body of the investee;
• participation in policy-making processes, including participation in decisions about dividends or other distributions;
• material transactions between the Company and the investee;
• interchange of managerial personnel; or
• provision to the investee of essential technical information.

Management also considers the existence and effect of potential voting rights that are currently exercisable or currently convertible when assessing whether the Company has significant influence.
In addition, the Company evaluates the following indicators that provide evidence of significant influence:
• the Company’s extent of ownership is significant relative to other shareholdings (i.e. a lack of concentration of other shareholders);
• the Company’s significant shareholders, its parent, fellow subsidiaries, or officers of the Company, hold additional investment in the investee; and
• the Company is a part of an investee’s board of director committees, such as the executive committee or the finance committee.

When the Company’s share of losses exceeds the carrying amount of the investment in the associate, including any advances, the carrying amount is reduced to zero and recognition of further losses is discontinued except to the extent that the Company has a legal or constructive obligation or has made payments on behalf of the associate.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. The Company determines at each reporting date whether there is any objective evidence that the investment in the associates is impaired. If this is the case, the Company determines the impairment as the difference between the recoverable amount of the investment and its carrying value and recognizes the amount in other expenses line in the consolidated statements of income.
3.11.2 Joint arrangements
A joint arrangement is an arrangement in which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. The Company classifies its interests in joint arrangements as either joint operations or joint ventures depending on the Company’s rights to the assets and obligations for the liabilities of the arrangements.
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The Company recognizes its interest in joint ventures as investments and accounts for those investments using the equity method.
Upon loss of joint control over the joint venture, the Company remeasures the related asset and any gain or loss is recognized in the consolidated net income. Any residual amount is recognized at fair value.
As of December 31, 2024 and 2023 the Company did not have any interests in joint operations.
3.11.3 Investment in Venezuela

The Company accounts for its investment in Venezuela using fair value through OCI using Level 3 inputs. In 2024, the Company recognized a fair value loss on the investment of Ps. 296. As of December 31, 2024, 2023 and 2022 the fair value of Venezuela investment was Ps. 0. and the accumulated losses recognized in the “other equity instruments” amounted for Ps. 2,073, Ps. 1,777 and Ps. 1,613 respectively.
3.12 Property, plant and equipment
Property, plant and equipment are initially recorded at their cost of acquisition and/or construction and are presented net of accumulated depreciation and accumulated impairment losses if any.
Major maintenance costs are capitalized as part of total acquisition cost, which implies an increase of the assets’ useful life. Routine maintenance and repair costs are expensed as incurred.
Construction in progress consists of long-lived assets not yet in service, in other words, that are not yet ready for the purpose that they were bought, built or developed. The Company expects to complete those investments during the following 12 months.
Depreciation is computed using the straight-line method. Where an item of property, plant and equipment comprises major components having different useful lives, the components are accounted for and depreciated separately.
Property, plant and equipment, including returnable bottles which are expected to provide benefits over a period of more than one year, as well as intangible assets with definite useful lives are depreciated/amortized over their estimated useful lives. The Company bases its estimates on the experience of its technical personnel as well as its experience in the industry for similar assets.
During 2022, the Company reviewed the useful lives of its property, plant and equipment, and determined changes in its estimated useful lives of these assets. The financial impact of this change for 2022 was immaterial. Changes in these estimations were applied prospectively.
The estimated useful lives of the Company’s principal assets are as follows:

	2024	2023
Buildings	20 - 50	20 - 50
Machinery and equipment	5 - 25	5 - 25
Distribution equipment	4 - 14	4 - 14
Refrigeration equipment	7 - 10	7 - 10
Returnable bottles	1.5 - 4	1.5 - 4
Other equipment	3 - 10	3 - 10
The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds (if any) and the carrying amount of the asset and is recognized in the consolidated income statement.
Returnable and non-returnable bottles:
The Company has two types of bottles: returnable and non-returnable.
•Non-returnable: bottles are expensed in the consolidated income statement at the time of the sale of the product.
•Returnable: bottles are classified as long-lived assets as a component of property, plant and equipment. Returnable bottles are recorded at acquisition cost. Depreciation of returnable bottles is computed using the straight-line method over their estimated useful lives.

There are two types of returnable bottles:
◦Those that are in the Company’s control within its facilities, plants and distribution centers; and
◦Those that are in the Company’s control but have been placed in the hands of customers.
Returnable bottles that have been placed in the hands of customers are subject to an agreement with a retailer pursuant to which the Company retains control and ownership. These bottles are monitored by sales personnel during periodic visits to customers and the
Company has the right to charge any breakage identified to the customer. Bottles that are not subject to such agreements are expensed when placed in the hands of customers.
The Company’s returnable bottles are depreciated according to their estimated useful lives: 4 for glass bottles and 1.5 years for PET bottles. Deposits received from customers are amortized over the same estimated useful lives of the bottles.
3.13 Intangible assets
Intangible assets are identifiable non-monetary assets without physical substance and represent payments whose benefits will be received in future years. Intangible assets acquired separately are measured at initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as at the date of acquisition (see Note 3.2). Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. The useful lives of intangible assets are assessed as either finite or indefinite, in accordance with the period over which the Company expects to receive the benefits.
Intangible assets with finite useful lives are amortized and mainly consist of information technology and management system costs incurred during the development stage which are currently in use. Such amounts are capitalized and then amortized using the straight-line method over their expected useful lives. Expenditures that do not fulfill the requirements for capitalization are expensed as incurred.
Amortized intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable through its expected future cash flows.
Intangible assets with an indefinite life are not amortized and are subject to impairment tests on an annual basis as well as whenever certain circumstances indicate that the carrying amount of those intangible assets exceeds their recoverable value. The Company’s intangible assets with an indefinite life mainly consist of rights to produce and distribute Coca-Cola trademark products in the Company’s territories. These rights are contained in agreements that are standard contracts that The Coca-Cola Company has with its bottlers. These bottler agreements are treated as indefinite-lived intangible assets because the Company has determined they are perpetual in nature, considering the following factors: i) the past records of renewals, ii) bottler agreements are automatically renewable for ten-year terms at no cost, and iii) the renewal process does not require any action from either party (only non-renewal requires an action, among others).

As of December 31, 2024, the Company had four bottler agreements in Mexico: (i) Valley of Mexico territory, which is up for renewal in June 2033, (ii) Southeast territory, which is up for renewal in June 2033, (iii) Bajio territory, which is up for renewal in May 2025 and (iv) Golfo territory, which is up for renewal in May 2025. As of December 31, 2024, the Company had one bottler agreement in Brazil, which is up for renewal in October 2027. As of December 31, 2024, the Company had three bottler agreements in Guatemala, which are up for renewal in March 2035 (one contract) and April 2028 (two contracts).
In addition the Company had one bottler agreement in each country which is up for renewal as follows: Argentina, which is up for renewal in September 2034; Colombia, which is up for renewal in June 2034; Panama, which is up for renewal in November 2034; Costa Rica, which is up for renewal in September 2027; Nicaragua, which is up for renewal in May 2026, and Uruguay, which is up for renewal in June 2028.
As of December 31, 2024 the Venezuela investee had one bottler agreement, which is up for renewal in August 2026.
The bottler agreements are automatically renewable for ten-year terms, subject to the right of either party to give prior notice that it does not wish to renew a specific agreement. In addition, these agreements generally may be terminated in the case of material breach. Termination would prevent the Company from selling Coca-Cola trademark beverages in the affected territory and would have an adverse effect on the Company´s business, financial conditions, results from operations and prospects.
3.14 Impairment of long-lived assets
At the end of each reporting period, the Company reviews the carrying amounts of its long-lived tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGUs, or otherwise they are allocated to the smallest CGUs for which a reasonable and consistent allocation basis can be identified.
For goodwill and other indefinite lived intangible assets, the Company tests for impairment on an annual basis and whenever certain circumstances indicate that the carrying amount of the related CGU might exceed its recoverable amount.
Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted, as discussed in Note 2.3.1.1.
If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in consolidated net income.
Where the conditions leading to an impairment loss no longer exist, it is subsequently reversed. That is, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in consolidated net income. Impairment losses related to goodwill are not reversible. For the years ended December 31, 2024, 2023 and 2022 there was no impairment related to goodwill recognized.
3.15 Leases
The Company evaluates whether a contract is, or contains a lease when the contract transfers the right to control an identified asset during a period in exchange for consideration.
The Company evaluates whether a contract is a lease agreement when:
•The contract involves the use of an identified asset - this can be specified explicitly or implicitly, and must be physically distinct or represent substantially the entire capacity of a physically distinct asset. If the lessor has substantive substitution rights, the asset is not identified;
•The Company has the right to receive substantially all the economic benefits of the use of the asset throughout the period of use;
•The Company has the right to direct the use of the asset when it has the right to make the most relevant decisions about how, and for what purpose the asset is used. When the use of the asset is predetermined, the Company has the right to direct the use of the asset if it: i) it has the right to operate the asset; or ii) it designed the asset in a way that pre-determines for what purpose it will be used.

As a leasee

Initial measurement

On the start date of the lease, the Company recognizes a right-of-use asset and a leasing liability. The right-of-use asset is initially measured at cost, which includes the initial amount of the lease liability adjusted for any lease payment made during or before the initial application date. The right-of-use asset considers the incurred initial direct costs and an estimate of the costs to dismantle and eliminate the underlying asset, or to restore the underlying asset or the place where it is located, less any lease incentive received.

The lease liability is initially measured at the present value of future lease payments to be made over the lease term. Such payments are discounted using the incremental borrowing rate (“IBR”) of the Company, when the Company cannot readily determine the interest rate implicit in its leases. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).

Lease payments included in the measurement of the lease liability include the following:
•Fixed payments, including payments that are substantially fixed;
•Variable lease payments that depend on an index or a rate, initially measured using the index or the rate as of the lease commencement date;
•The price related to a purchase option that the Company is reasonably certain it will exercise an option to extend the contractual agreement and penalties for early termination of the lease agreement, unless the Company has reasonable certainty of not terminating early, considering all the facts and circumstances that create an economic incentive for the Company to exercise, or not, such options;
•Amounts payable for residual value guarantees.

The Company does not recognize a right-of-use asset and lease liability for those short-term agreements with a contractual period of 12 months or less and leases of low-value assets, mainly information technology equipment used by employees, such as laptops and desktops, handheld devices and printers. The Company recognizes the lease payments associated with these agreements as an expense in the consolidated statement of income as they are incurred.

Subsequent Measurement

The right-of-use asset is depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the asset or the lease term. In addition, the right-of-use asset is periodically evaluated for impairment losses, if any, and evaluated for some lease liability remeasurements.

Lease liabilities are subsequently measured at amortized cost using the effective interest rate method. The Company re-measures the lease liability without modifying the discount rate when there is a modification in future lease payments under a residual value guarantee or if the modification arises from a change in the index or rate when there are variable payments. The lease liability is measured again using a new incremental borrowing rate at the date of modification when:

•An option to extend or terminate the agreement is exercised by modifying the non-cancelable period of the contract; or
•The Company changes its assessment of whether it will exercise a purchase option of the underlying asset.

When the lease liability is re-measured, an adjustment is made to the corresponding carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the asset has been reduced to zero.

A modification to the lease agreement is accounted for as a separate agreement if the following two conditions are met:
i)The modification increases the scope of the lease by adding the right to use one or more underlying assets; and
ii)The consideration of the lease is increased by an amount proportional to the independent price of the increase in scope and by any adjustment to that independent price to reflect the contract circumstances.
In the consolidated income statement, the interest expense of the lease liability is presented as a component of the interest expense, unless they are directly attributable to qualified assets, in which case they are capitalized according to the Company’s financing cost accounting policy.

Improvements in leased properties are recognized as part of property, plant and equipment in the consolidated statement of financial position and amortized using the straight-line method, over the shorter of the useful life of the asset and the term of the related lease.
3.16 Financial liabilities and equity instruments
3.16.1 Classification as debt or equity
Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
3.16.2 Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized when the proceeds are received, net of direct issue costs.
Repurchase of the Company’s own equity instruments are recognized and deducted directly from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.
3.16.3 Financial liabilities
Initial recognition and measurement
Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at amortized cost, except for derivative instruments designated as hedging instruments in an effective hedge, which are recognized at FVTPL. The Company determines the classification of its financial liabilities at initial recognition. All financial liabilities are recognized initially at fair value less, in the case of loans and borrowings, directly attributable transaction costs.
The Company’s financial liabilities include trade and other payables, loans and borrowings, and derivative financial instruments, see Note 3.7.
Subsequent measurement
The measurement of financial liabilities depends on their classification as described below:
Loans and borrowings
After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in the consolidated income statements when the liabilities are derecognized.

Amortized cost is calculated considering any discount or premium on acquisition and fees or costs that are an integral part of the effective interest method. The effective interest method amortization is included in interest expense in the consolidated statements of income.
De-recognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.
When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the de-recognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated income statements.
3.17 Provisions
Provisions are recognized when the Company has a present obligation (contractual or implied) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reasonable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, the amounts are discounted to present value where the effect of the time value of money is material.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

The Company recognizes a provision for a loss contingency when it is probable (i.e. more likely than not) that certain effects related to past events, would materialize and can be reasonably quantified. These events and their financial impact are also disclosed as loss contingencies in the consolidated financial statements when the risk of loss is deemed to be other than remote. The Company does not recognize an asset for a gain contingency until the gain is realized, see Note 24.5.

Restructuring provisions are recognized only when the recognition criteria for provisions are satisfied. The Company has a constructive obligation when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected and there is a detailed estimate of the associated costs, and an appropriate timeline. Furthermore, the employees affected must have been notified of the plan’s main features.
3.18 Post-employment and other short and long-term employee benefits
Post-employment and other non-current employee benefits include obligations for pension and post-employment plans and seniority premiums.

In Mexico, the economic benefits and retirement pensions are granted to employees with 10 years of service and minimum age of 60. In addition, in accordance with Mexican Labor Law, the Company provides seniority premium benefits to its employees under certain circumstances. The seniority premium benefits consist of a one-time payment equivalent to 12 days’ wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit.
For defined benefit retirement plans and other non-current employee benefits, such as the Company’s sponsored pension and retirement plans and seniority premiums, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each reporting period. All re-measurements effects of the Company’s defined benefit obligation such as actuarial gains and losses and return on plan assets are recognized directly in “OCI”. The Company presents service costs within cost of goods sold, administrative and selling expenses in the consolidated income statements. The Company presents net interest cost within interest expense in the consolidated income statements. The projected benefit obligation recognized in the consolidated statement of financial position represents the present value of the defined benefit obligation as of the end of each reporting period. Certain subsidiaries of the Company have established plan assets for the payment of pension benefits and seniority premiums through irrevocable trusts of which the employees are named as beneficiaries, which serve to decrease the funded status of such plans’ related obligations.
Costs related to compensated absences, such as vacations and vacation premiums, are recognized on an accrual basis.
A settlement occurs when the Company enters into a transaction that eliminates all further legal or constructive obligations or part or all of the benefits provided under a defined benefit plan. A curtailment arises from an isolated event such as closing of a plant, discontinuance of an operation or termination or suspension of a plan. Gains or losses on the settlement or curtailment of a defined benefit plan are recognized when the settlement or curtailment occurs.

Profit sharing to employees (“PTU” for its acronym in Spanish) is paid by the Mexican subsidiaries to its eligible employees. PTU is computed at the rate of 10% of the individual company taxable income. PTU in Mexico is calculated from the same taxable income for income tax, except for the following: a) neither tax losses from prior years nor the PTU paid during the year are deductible; and b) payments exempt from taxes for the employees are fully deductible in the PTU computation.

The Federal Labor Law establishes a limit on the amount to be paid for profit sharing to employees, which indicates that the amount of PTU assigned to each employee may not exceed the equivalent of three months of the employee’s current salary, or the average PTU received by the employee in the previous three years, whichever is greater. If the PTU determined is less than or equal to this limit, the PTU will be determined by applying 10% of the individual company taxable income. If the PTU determined exceeds this limit, the limit would apply and this should be considered the PTU for the period.
3.19 Revenue recognition
The Company recognizes revenue when it has transferred to the customer control over the good sold or the service rendered. Control refers to the ability of the customer to direct and obtain substantially all the transferred product’s benefits. Also, it implies that the customer has the ability to prevent a third-party from directing the use and obtaining substantially all the benefits of the transferred product. Coca-Cola FEMSA’s management applies the following considerations to analyze the moment in which the control of the good sold or the service is transferred to the customer:
•Identify the contract (written, oral or an implied contract in accordance with to the customary business practices).
•Evaluate the goods and services promised in the customer’s contract and identify the related performance obligations.
•Consider the contract terms and the commonly accepted practices in the business to determine the transaction price. The transaction price is the consideration that the Company expects to be entitled to for transferring the goods and services to the customer, excluding the amount collected for third parties, such as taxes directly related to the sales. The consideration promised in a customer’s contract may include a fixed amount, variable amounts or both.
•Allocate the transaction price to each performance obligation (to each good or service that is different) for an amount that represents the part of the benefit that the Company expects to receive in exchange for the right of transferring the promised goods or services to the customer.
•Recognize revenue when (or while) it satisfied the performance obligation through the transfer of the promised goods or services engaged.

All the conditions mentioned above are accomplished normally when the goods are delivered to the customer, usually payment terms varies from 0 to 90 days.
The Company generates revenues from the following principal activities:
Sale of goods.
Includes the sales of goods by all the subsidiaries of the Company, mainly the sale of beverages of the leading brand of Coca-Cola in which the revenue is recognized at the point of time those products were sold to the customers.
Rendering of services.
Includes the revenues of distribution services that the Company recognizes as revenues as the related performance obligation is satisfied. The Company recognizes revenues for rendering of services over time in which the performance obligation is satisfied according with the following conditions:
•The customer receives and consumes simultaneously the benefits, as the Company satisfies the performance obligation;
•The customer controls the related assets, even if the Company improves them;
•The revenues can be measured reliably; and
•It is probable that economic benefits will flow to the Company.

Sources of Revenue	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Sale of products	Ps. 279,030	Ps. 244,264	Ps. 226,222
Services rendered	77	23	15
Other operating revenues	686	801	503
Revenue from contracts with customers	Ps. 279,793	Ps. 245,088	Ps. 226,740

Variable consideration
The Company estimates the amount of consideration to which it be entitled in exchange for transferring the goods to the customer. Some contracts include promotions, discounts or any other variable payments that may be granted to the customers. These estimates are based on the commercial agreements entered with the customers and on the historical performance for the customer.

Sales discounts are considered variable consideration and are reflected in the customer’s invoice. Discounts are recorded at the moment of sale (sales are recorded net of discounts).

In the wholesaler channel, products are sold at a discount based on volume, considering total sales during certain period. Revenues on these sales are recognized based on the price established in the agreement, net of variable consideration for discounts for estimated volume. The Company uses its accumulated experience to estimate discounts, using the expected value method.

Significant financing component

There is not a significant financing component due to the fact that the majority of sales are made in cash for the retail channel or on credit period of 0-90 days for the wholesalers.
Contracts costs.
As disclosed on Note 3.10, the incremental costs for obtaining a customer contract are recognized as an asset if the Company expects to recover those costs. The incremental costs are those incurred to obtain a contract and that would not be incurred if the contract had not been obtained. The Company recognizes these costs as incurred in the consolidated income statement when the associated revenue is realized in a period equal to or less than one year. The contract costs, are amortized on a straight-line basis over the terms of the related revenue contracts, reflecting how the goods and services are transferred to the client.
3.20 Administrative and selling expenses
Administrative expenses include labor costs (salaries and other benefits, like PTU of employees not directly involved in the sale of the Company’s products, as well as professional service fees, the depreciation of office facilities, amortization of capitalized information technology system implementation costs and any other similar costs.
Selling expenses include:
•    Distribution: labor costs (salaries and other related benefits), outbound freight costs, warehousing costs of finished products, depreciation of returnable bottles in the distribution process, depreciation and maintenance of trucks and other distribution facilities and equipment.
•    Sales: labor costs (salaries and other benefits including “PTU”) and sales commissions paid to sales personnel;
•    Marketing: promotional expenses and advertising costs.
3.21 Income taxes
Income tax expense represents the sum of the tax currently payable and deferred tax. Income taxes are charged to consolidated income statements as they are incurred, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively.

The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.
3.21.1 Current income taxes
Current income taxes are recorded in the results of the year they are incurred.
3.21.2 Deferred income taxes
Deferred taxes are recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences, including tax loss carryforwards and certain tax credits, to the extent that it is probable that future taxable profits, and reversal of existing taxable temporary differences will be available. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In the case of Brazil, where goodwill is deductible for tax purposes, the Company recognizes as part of the acquisition method a deferred tax asset for the tax effect of the excess of the tax basis over the related carrying value.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits and reversal of existing taxable temporary differences will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

Deferred income taxes are classified as a non-current asset or liability, regardless of when the temporary differences are expected to reverse.

Deferred tax relating to items recognized in other comprehensive income is recognized in correlation to the underlying transaction in OCI.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the way the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
In Mexico, the income tax rate was 30% for 2024, 2023 and 2022, and currently Management has no reason to believe that the tax rate will change in the foreseeable future. The tax rates for other countries is disclosed in Note 23.3.
3.21.3 Uncertain tax positions
The Company operates in numerous tax jurisdictions and is subject to periodic tax inspections, in the normal course of business, by local tax authorities on a range of tax matters in relation to corporate income tax.

Where the amount of tax payable is uncertain, the Company establishes income tax provisions based on management’s estimates with respect to the likelihood of material tax exposures and the probable amount of the liability.
3.22 Share-based payments transactions
Senior executives of the Company receive remuneration in the form of share-based payment transactions, whereby employees render services as consideration for equity instruments. Under this stock incentive plan, eligible executive officers and senior management are entitled to receive a special annual bonus in cash, after withholding applicable taxes, to purchase FEMSA and Coca-Cola FEMSA shares traded in the Mexican Stock Exchange. This plan uses the Economic Value Added “EVA” result achieved, and their individual performance as its main evaluation metric. The Company makes a cash contribution to the administrative trust (which is controlled and consolidated by FEMSA) in the amount of the individual executive’s special bonus. The administrative trust then uses the funds to purchase FEMSA and Coca-Cola FEMSA shares or options (as instructed by the Corporate Practices Committee). The acquired shares are deposited in a trust, and the executive officers and senior management can access them one year after they are vested at 33% per year over a three-year period. Seventy percent of the annual executive bonus under the Company’s stock incentive plan must be used to purchase our company’s shares and the remaining thirty percent must be used to purchase FEMSA shares. During the years ended December 31, 2024, 2023 and 2022, no stock options were granted to executives.

This incentive plan is accounted for as equity settled transaction, net of cash contributions made by the Company. The award of equity instruments is granted for a fixed monetary value.

Share-based payments to employees are measured at the fair value of the equity instruments at the grant date and accounted as equity contributions from FEMSA. The cash contributions made by the Company are accounted as reduction to the equity contributions. Any excess of cash contributions made is recorded as a financial asset (See Note 12.1). The fair value determined at the grant date of the share-based payments is recognized as expense based on the graded vesting method over the three-year vesting period.
3.23 Earnings per share
The Company presents basic and diluted earnings per share (“EPS”) data for its shares. As described in Note 22, the Company has potentially dilutive shares and therefore presents its basic and diluted earnings per share. Basic EPS is calculated by dividing the consolidated net income attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the year. Diluted EPS is calculated by dividing the consolidated net income attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares) by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. Earnings per share for all periods are adjusted to give effect to capital contributions, debt issuance, share splits or reverse share splits if they occur during any of periods presented and subsequent to the latest balance sheet date until the issuance date of the consolidated financial statements.